Debt - Term loan and line of credit (Q1) (Details)					3 Months Ended		12 Months Ended
	Jan. 06, 2021 USD ($)	Oct. 29, 2020 USD ($)	Oct. 05, 2020 USD ($)	Jul. 16, 2020 USD ($)	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 19, 2019 USD ($)
Debt Instruments [Abstract]
Repayment of line of credit							$ 6,360,000	$ 10,800,000
Loss on extinguishment of debt					$ 394,000	$ 0	88,000	0
Debt issuance costs incurred					116,000	$ 0	85,000	720,000
Long term debt					31,089,000		32,611,000
Short-term debt
Debt Instruments [Abstract]
Maximum borrowing capacity									$ 20,500,000
Repayments of debt		$ 1,000,000	$ 11,000,000
Revolving Credit Agreement
Debt Instruments [Abstract]
Maximum borrowing capacity									$ 7,500,000
Line of credit, net
Debt Instruments [Abstract]
Loss on extinguishment of debt					(400,000)
Long term debt							5,000,000
Debt issuance costs and discounts							200,000	200,000
Line of credit, net | Old Plank Trail Community Bank, N.A.
Debt Instruments [Abstract]
Maximum borrowing capacity	$ 6,000,000.0
Debt issuance costs incurred					$ 100,000
Floor interest rate					2.50%
Fixed Charge Coverage Ratio	1.25
Shareholder Guaranties
Debt Instruments [Abstract]
Guaranty obligations							20,000,000
Term Loan | Old Plank Trail Community Bank, N.A.
Debt Instruments [Abstract]
Maximum borrowing capacity	$ 6,000,000.0
Term loan, net
Debt Instruments [Abstract]
Debt issuance costs and discounts							$ 200,000	4,400,000
Line of credit, net
Debt Instruments [Abstract]
Basis spread on variable interest rate					2.50%
Floor interest rate					2.50%		3.25%
Long term debt					$ 4,781,000		$ 5,023,000	$ 4,819,000
Shareholder Guaranties
Debt Instruments [Abstract]
Guaranty obligations					$ 20,000,000
Warrants per share (in dollars per share) | $ / shares					$ 0.325
Facilities Agreement
Debt Instruments [Abstract]
Repayment of line of credit				$ 5,100,000
Facilities Agreement | Term loan, net
Debt Instruments [Abstract]
Long term debt					$ 5,800,000		7,800,000
Debt issuance costs and discounts					100,000		200,000
Facilities Agreement | Line of credit, net
Debt Instruments [Abstract]
Loss on extinguishment of debt				100,000
Long term debt					$ 4,800,000		5,000,000
Debt issuance costs and discounts							$ 200,000
ABL Facility | Line of credit, net
Debt Instruments [Abstract]
Maximum borrowing capacity				7,500,000
Debt issuance costs incurred				$ 100,000
Floor interest rate					3.25%		3.25%
LIBOR | Line of credit, net | Old Plank Trail Community Bank, N.A.
Debt Instruments [Abstract]
Basis spread on variable interest rate					2.50%
LIBOR | Line of credit, net
Debt Instruments [Abstract]
Basis spread on variable interest rate							2.50%
LIBOR | ABL Facility | Line of credit, net
Debt Instruments [Abstract]
Basis spread on variable interest rate					2.50%		2.50%